Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred Stock, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	24,785,000	24,785,000
Preferred Stock, Shares Issued		82,096	82,096
Preferred Stock, Shares Outstanding		82,096	82,096
Common Stock, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	10,972,588	7,033,330	5,744,929
Common stock, shares outstanding	10,972,588	7,033,330	5,744,929
Series A Preferred Stock
Preferred Stock, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	200,000	200,000	200,000
Preferred Stock, Shares Issued
Preferred Stock, Shares Outstanding
Series B Preferred Stock
Preferred Stock, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	15,000	15,000
Preferred Stock, Shares Issued	15,000
Preferred Stock, Shares Outstanding	15,000
Previously Reported
Preferred Stock, Shares Authorized		24,800,000	24,800,000